Other Current Liabilities (Schedule of other current liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Total other current liabilities		$ 54,487	$ 56,833
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Total other current liabilities
Accrued Expenses And Other Current Liabilities [Member]
Lessee, Lease, Description [Line Items]
Advances from customers and deferred revenues		$ 14,701	12,825
Commissions		13,588	18,048
Accrued employee compensation and other related benefits		13,137	11,941
Government institutions and income tax payable		5,316	7,991
Accrued warranty costs	[1]	3,397	3,161
Accrued expenses		2,661	1,570
Operating lease obligations (See Note 2(V))		1,687	1,297
Total other current liabilities		$ 54,487	$ 56,833

[1]	Changes in the accrued warranty costs are as follows: